Share-Based Compensation - Summary of Term-Based Option Activity (Detail) - Term Based Stock Options [Member] - Share Based Compensation Plans [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Options Outstanding at Beginning of Period	10,994,181	9,772,270	7,609,658
Options, Granted	5,236,037	2,285,981	2,339,238
Options, Exercised	(2,501,983)	(595,464)	0
Options, Forfeited or expired	(178,466)	(468,606)	(176,626)
Options Outstanding at End of Period	13,549,769	10,994,181	9,772,270	7,609,658
Options Exercisable at End of Period	5,731,295
Weighted Average Exercise Price (per share)
Weighted Average Exercise Price at Beginning of Period	$ 16.52	$ 16.20	$ 16.02
Weighted Average Exercise Price, Granted	23.07	17.46	16.80
Weighted Average Exercise Price, Exercised	(15.26)	(15.14)	0
Weighted Average Exercise Price, Forfeited or expired	(17.30)	(16.10)	(16.54)
Weighted Average Exercise Price at End of Period	19.28	$ 16.52	$ 16.20	$ 16.02
Weighted Average Exercise Price Exercisable at End of Period	$ 16.75
Weighted Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term (in years)	7 years 6 months	6 years 10 months 24 days	7 years 1 month 6 days	7 years 3 months 18 days
Weighted Average Remaining Contractual Term Exercisable (in years)	5 years 8 months 12 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Options Outstanding	$ 206.8	$ 48.8	$ 9.9	$ 14.1
Aggregate Intrinsic Value, Options Exercisable	$ 101.7